Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1
Amendment Number	1
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 (the "Post Effective Amendment No. 1") is being filed by the registrant to update the prospectus to the offering and sale of the shares that were registered for resale on the Registration Statement and to include current financial statements in the Interactive Data related to the S-1.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $0 and $66,603,904, respectively)		$ 66,744,630
Cash	94,093,764	27,781,186
Unrealized gain (loss) on open contracts, net	3,681,219	8,025,123
Total equity in brokers' trading accounts	97,774,983	102,550,939
Cash and cash equivalents	204,384,040	271,405,439
Securities owned, at fair value (cost $358,405,739 and $464,530,065, respectively)	358,679,830	464,744,436
Interest receivable	34,479	88,659
Total assets	660,873,332	838,789,473
Liabilities
Brokerage commission payable	3,785,102	4,866,939
Accrued incentive fees		381,337
Organization and offering costs payable	158,430	200,428
Accrued operating expenses	136,985	173,782
Pending limited partner additions	3,226,078	3,590,048
Redemptions payable to limited partners	16,826,687	30,734,748
Total liabilities	24,133,282	39,947,282
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	636,740,050	798,842,191
Total liabilities and partners' capital (net asset value)	660,873,332	838,789,473
Class A
Partners' Capital (Net Asset Value)
General Partner	3,040,653	3,898,734
Limited Partners	31,269,640	41,622,105
Class B
Partners' Capital (Net Asset Value)
General Partner		469,305
Limited Partners	330,303,791	460,685,410
Legacy 1 Class
Partners' Capital (Net Asset Value)
General Partner	897,998	935,031
Limited Partners	3,851,016	4,753,458
Legacy 2 Class
Partners' Capital (Net Asset Value)
General Partner	864,602	903,063
Limited Partners	11,061,307	14,932,071
Global 1 Class
Partners' Capital (Net Asset Value)
General Partner	1,160,812	1,200,376
Limited Partners	10,526,414	12,255,712
Global 2 Class
Partners' Capital (Net Asset Value)
General Partner	1,649,835	1,710,523
Limited Partners	23,335,702	26,494,677
Global 3 Class
Partners' Capital (Net Asset Value)
General Partner		411,298
Limited Partners	$ 218,778,280	$ 228,570,428

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in brokers' trading accounts: Securities owned, cost (in dollars)	$ 0	$ 66,603,904
Securities owned, cost (in dollars)	$ 358,405,739	$ 464,530,065
Class A
General Partner, units outstanding	2,499.78	3,008.66
Limited Partners, units outstanding	25,707.33	32,119.81
Class B
General Partner, units outstanding		427.01
Limited Partners, units outstanding	322,257.31	419,169.11
Legacy 1 Class
General Partner, units outstanding	1,025	1,025
Limited Partners, units outstanding	4,395.66	5,210.84
Legacy 2 Class
General Partner, units outstanding	1,000	1,000
Limited Partners, units outstanding	12,793.52	16,534.92
Global 1 Class
General Partner, units outstanding	1,372.89	1,372.89
Limited Partners, units outstanding	12,449.6	14,017.11
Global 2 Class
General Partner, units outstanding	1,974.7	1,974.7
Limited Partners, units outstanding	27,930.65	30,586.54
Global 3 Class
General Partner, units outstanding	0	500
Limited Partners, units outstanding	280,522.12	277,864.25

Consolidated Condensed Schedule of Investments (USD $)	Dec. 31, 2012		Dec. 31, 2011
U.S. Treasury Bills in brokers' trading accounts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			8.35%	[1]
Investments Owned, Face Value			$ 66,750,000	[1]
Investments Owned, Rate of Return Range Minimum			0.10%	[1]
Investments Owned, Rate of Return Range Maximum			0.30%	[1]
Investments Owned, cost			66,603,904	[1]
Investments Owned, Fair Value			66,744,630	[1]
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,472,814	[2]	(26,270,176)	[3]
Percent of Partners' Capital (net asset value)	0.55%	[2]	(3.29%)	[3]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,657,572	[2]	(26,421,264)	[3]
Percent of Partners' Capital (net asset value)	0.42%	[2]	(3.31%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(668,620)	[2]	2,774,949	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(804,167)	[2]	585,674	[3]
Percent of Partners' Capital (net asset value)	(0.13%)	[2]	0.07%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	484,754	[2]	1,033,683	[3]
Percent of Partners' Capital (net asset value)	0.07%	[2]	0.13%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	202,322	[2]	(66,017)	[3]
Percent of Partners' Capital (net asset value)	0.03%	[2]	(0.01%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(288,575)	[2]	1,516,424	[3]
Percent of Partners' Capital (net asset value)	(0.05%)	[2]	0.19%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(45,249)	[2]	(77,043)	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	(0.01%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(131,884)	[2]	(556,221)	[3]
Percent of Partners' Capital (net asset value)	(0.02%)	[2]	(0.07%)	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(53,248)	[2]	(23,739)	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.00%	[3]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(32,573)	[2]	362,188	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.05%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,326,192	[2]	(29,196,213)	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	938	[2]	49,468	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	266,288	[2]	(43,296)	[3]
Percent of Partners' Capital (net asset value)	0.04%	[2]	0.00%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,449,503	[2]	3,769,880	[3]
Percent of Partners' Capital (net asset value)	0.23%	[2]	0.47%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	367,534	[2]
Percent of Partners' Capital (net asset value)	0.06%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(11,127,466)	[3]
Percent of Partners' Capital (net asset value)			(1.39%)	[3]
Investments Owned, No. of Contracts			464	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(21,274,187)	[3]
Percent of Partners' Capital (net asset value)			(2.66%)	[3]
Investments Owned, No. of Contracts			2,355	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(753,673)	[3]
Percent of Partners' Capital (net asset value)			(0.09%)	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(709)	[2]	(29,165)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[3]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,242,638	[2]	212,226	[3]
Percent of Partners' Capital (net asset value)	0.19%	[2]	0.03%	[3]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	804,604	[2]	147,817	[3]
Percent of Partners' Capital (net asset value)	0.13%	[2]	0.02%	[3]
Open long contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,638	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]
Open long contracts | Options on Futures and Forward Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			3,271	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	208,405	[2]	34,295,299	[3]
Percent of Partners' Capital (net asset value)	0.03%	[2]	4.29%	[3]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(431,836)	[2]	31,988,341	[3]
Percent of Partners' Capital (net asset value)	(0.07%)	[2]	4.00%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,857,771	[2]	2,654,098	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	958,379	[2]	(1,895,802)	[3]
Percent of Partners' Capital (net asset value)	0.15%	[2]	(0.24%)	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,401,456	[2]	1,954,273	[3]
Percent of Partners' Capital (net asset value)	0.38%	[2]	0.24%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	87,791	[2]	2,482,748	[3]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.31%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(585,295)	[2]	(762,104)	[3]
Percent of Partners' Capital (net asset value)	(0.09%)	[2]	(0.10%)	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(16,937)	[2]	(19,996)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(103,513)	[2]	272,588	[3]
Percent of Partners' Capital (net asset value)	(0.02%)	[2]	0.03%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	457,114	[2]	654,538	[3]
Percent of Partners' Capital (net asset value)	0.07%	[2]	0.08%	[3]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(341,224)	[2]	(32,147)	[3]
Percent of Partners' Capital (net asset value)	(0.05%)	[2]	0.00%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(3,289,607)	[2]	29,334,243	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,031	[2]	(2,768)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	71,740	[2]	190,332	[3]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.02%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,028	[2]	(167,601)	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	(0.02%)	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,657,731)	[2]
Percent of Partners' Capital (net asset value)	(0.42%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			8,698,821	[3]
Percent of Partners' Capital (net asset value)			1.09%	[3]
Investments Owned, No. of Contracts			499	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			19,699,975	[3]
Percent of Partners' Capital (net asset value)			2.46%	[3]
Investments Owned, No. of Contracts			2,624	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			743,163	[3]
Percent of Partners' Capital (net asset value)			0.09%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,911	[2]	70,401	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(723,586)	[2]	101,920	[3]
Percent of Partners' Capital (net asset value)	(0.11%)	[2]	0.01%	[3]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	640,241	[2]	2,314,511	[3]
Percent of Partners' Capital (net asset value)	0.10%	[2]	0.29%	[3]
Open short contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	0.00%	[2]
Open short contracts | Options on Futures and Forward Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(7,553)	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,681,219	[2]	8,025,123	[3]
Percent of Partners' Capital (net asset value)	0.58%	[2]	1.00%	[3]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,225,736	[2]	5,567,077	[3]
Percent of Partners' Capital (net asset value)	0.35%	[2]	0.69%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,189,151	[2]	5,429,047	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	154,212	[2]	(1,310,128)	[3]
Percent of Partners' Capital (net asset value)	0.02%	[2]	(0.17%)	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,886,210	[2]	2,987,956	[3]
Percent of Partners' Capital (net asset value)	0.45%	[2]	0.37%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	290,113	[2]	2,416,731	[3]
Percent of Partners' Capital (net asset value)	0.05%	[2]	0.30%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(873,870)	[2]	754,320	[3]
Percent of Partners' Capital (net asset value)	(0.14%)	[2]	0.09%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(62,186)	[2]	(97,039)	[3]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	(0.01%)	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(235,397)	[2]	(283,633)	[3]
Percent of Partners' Capital (net asset value)	(0.04%)	[2]	(0.04%)	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	403,866	[2]	630,799	[3]
Percent of Partners' Capital (net asset value)	0.06%	[2]	0.08%	[3]
Open contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(373,797)	[2]	330,041	[3]
Percent of Partners' Capital (net asset value)	(0.06%)	[2]	0.04%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	36,585	[2]	138,030	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,969	[2]	46,700	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	338,028	[2]	147,036	[3]
Percent of Partners' Capital (net asset value)	0.05%	[2]	0.02%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,452,531	[2]	3,602,279	[3]
Percent of Partners' Capital (net asset value)	0.23%	[2]	0.45%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,290,197)	[2]
Percent of Partners' Capital (net asset value)	(0.36%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(2,428,645)	[3]
Percent of Partners' Capital (net asset value)			(0.30%)	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(1,574,212)	[3]
Percent of Partners' Capital (net asset value)			(0.20%)	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(10,510)	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,202	[2]	41,236	[3]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[3]
Open contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	519,052	[2]	314,146	[3]
Percent of Partners' Capital (net asset value)	0.08%	[2]	0.04%	[3]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,444,845	[2]	2,462,328	[3]
Percent of Partners' Capital (net asset value)	0.23%	[2]	0.31%	[3]
Open contracts | Options on Futures and Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	10,638	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]
Open contracts | Options on Futures and Forward Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			(4,282)	[3]
Percent of Partners' Capital (net asset value)			0.00%	[3]
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	56.33%		58.18%
Investments Owned, Fair Value	358,679,830		464,744,436
Securities owned | U.S. Bank deposits
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			5.14%
Investments Owned, cost			40,999,662
Investments Owned, Fair Value			41,037,669
Securities owned | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	4.05%		3.92%
Investments Owned, cost	25,763,509		31,266,369
Investments Owned, Fair Value	25,782,069		31,279,645
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	41.82%		46.12%
Investments Owned, cost	266,171,482		368,310,141
Investments Owned, Fair Value	266,282,515		368,449,795
Securities owned | U.S. Certificates of deposit | U.S. Bank deposits
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			5.14%
Investments Owned, Face Value			41,000,000
Investments Owned, Rate of Return Range Minimum			0.40%
Investments Owned, Rate of Return Range Maximum			0.50%
Investments Owned, cost			40,999,662
Investments Owned, Fair Value			41,037,669
Securities owned | U.S. Commercial paper | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			3.92%
Investments Owned, Face Value			31,300,000
Investments Owned, Rate of Return Range Minimum			0.20%
Investments Owned, Rate of Return Range Maximum			0.50%
Investments Owned, cost			31,266,369
Investments Owned, Fair Value			31,279,645
Securities owned | Federal Home Loan Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	7.31%		8.45%
Investments Owned, Face Value	46,500,000		67,500,000
Investments Owned, Rate of Return Range Minimum	0.20%		0.20%
Investments Owned, Rate of Return Range Maximum	0.30%		0.90%
Investments Owned, Fair Value	46,514,106		67,539,449
Securities owned | Federal Farm Credit Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	32.62%		34.54%
Investments Owned, Face Value	207,700,000		275,875,000
Investments Owned, Rate of Return Range Minimum	0.20%		0.20%
Investments Owned, Rate of Return Range Maximum	0.40%		1.60%
Investments Owned, Fair Value	207,717,382		275,919,554
Securities owned | Federal National Mortgage Association | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			3.13%
Investments Owned, Face Value			25,000,000
Investments Owned, Rate of Return			0.20%
Investments Owned, Fair Value			24,990,792
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.89%
Investments Owned, Face Value	12,000,000
Investments Owned, Rate of Return	0.90%
Investments Owned, Fair Value	12,051,027
Securities owned | U.S. Treasury Bills
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.57%		3.00%
Investments Owned, Face Value	10,000,000		24,000,000
Investments Owned, Rate of Return	0.20%		0.20%
Investments Owned, cost	9,981,800		23,953,893
Investments Owned, Fair Value	9,985,550		23,977,327
Securities owned | Corporate Bonds
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	8.89%
Investments Owned, Face Value	53,066,000
Investments Owned, Rate of Return Range Minimum	0.70%
Investments Owned, Rate of Return Range Maximum	1.50%
Investments Owned, cost	56,488,948
Investments Owned, Fair Value	56,629,696
Securities owned | Other | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.11%
Investments Owned, Face Value	7,100,000
Investments Owned, Rate of Return Range Minimum	0.40%	[4]
Investments Owned, Rate of Return Range Maximum	0.60%	[4]
Investments Owned, Fair Value	7,091,265
Securities owned | Dell Inc | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.57%
Investments Owned, Face Value	10,000,000
Investments Owned, Rate of Return	0.30%
Investments Owned, Fair Value	9,994,400
Securities owned | Coca-Cola Bottling Co Consolidated | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	1.37%
Investments Owned, Face Value	8,700,000
Investments Owned, Rate of Return	0.20%
Investments Owned, Fair Value	$ 8,696,404

[1]	Pledged as collateral for the trading of futures, forward and options on futures contracts.
[2]	No individual futures, forward, and options on futures and forward contract position constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[3]	No individual futures, forward, and options on futures and forward contract position, other than those presented, constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.
[4]	No individual position constituted greater than 1 percent of partners' capital (net asset value)

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net gain (loss) from futures and forward trading
Realized	$ 26,546,796	$ (24,697,561)	$ 86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Commissions	(11,085,086)	(13,137,050)	(12,554,218)
Net gains (losses) from futures and forward trading	11,181,019	(65,755,987)	95,986,575
Net gain (loss) from equities, equity options and exchange-traded funds
Realized		408,727
Commissions		(68,873)
Net gains (losses) from equities, equity options and exchange-traded funds		339,854
Total trading gains (losses)	11,181,019	(65,416,133)	95,986,575
Income
Dividend income		72,393
Interest income	1,831,201	3,066,778	4,324,858
Total income	1,831,201	3,139,171	4,324,858
Expenses from operations
Dividend expense		159,212
Brokerage commission	42,054,211	52,485,965	51,091,552
Incentive fees	8,917,234	5,770,762	14,273,739
Organizational and offering costs	2,135,464	2,567,526	2,381,437
Operating expenses, (net of recovery on loss, for 2012 $0, 2011 $5,000,000, 2010 $0, See Note 8)	1,847,514	2,237,117	2,042,370
Total expenses	54,954,423	63,220,582	69,789,098
Net investment loss	(53,123,222)	(60,081,411)	(65,464,240)
Net income (loss)	$ (41,942,203)	$ (125,497,544)	$ 30,522,335
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (79.47)	$ (192.82)	$ 63.46
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (74.07)	$ (171.82)	$ 46.51
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (36.13)	$ (112.69)	$ 58.8
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (38.46)	$ (116.73)	$ 55.25
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (28.82)	$ (110.04)	$ 27.56
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (30.73)	$ (111.79)	$ 24.41
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (42.7)	$ (123.42)	$ 6.38

Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Consolidated Statements of Operations
Operating expenses, recovery on loss	$ 5,000,000

Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Class A, Class B and Legacy Class) (USD $)	Total	Class A	Class A General Partner	Class A Limited Partners	Class B	Class B General Partner	Class B Limited Partners	Legacy 1 Class	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 2 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2009				$ 68,917,549			$ 698,607,417			$ 3,720,780			$ 3,012,215
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			4,287,922			522,813			990,276			964,540
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				48,356.59			570,593.04			3,851.25			3,122.95
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			3,008.66			427.01			1,025			1,000
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2009		$ 1,425.2			$ 1,224.35			$ 966.12			$ 964.54
Increase (Decrease) in Partners' Capital
Contributions	132,783,295									2,474,508			3,296,617
Contributions (in units)										2,638.44			3,507.78
Redemptions	(102,663,358)			(10,932,503)			(84,911,592)			(561,445)			(266,846)
Redemptions (in units)				(7,994.05)			(72,108.33)			(581.69)			(269.67)
Net income (loss)	30,522,335		190,950	2,101,155		19,859	19,808,523		60,266	421,377		55,253	444,981
Partners' capital, (net asset value) at Dec. 31, 2010				60,086,201			633,504,348			6,055,220			6,486,967
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010			4,478,872			542,672			1,050,542			1,019,793
Partners' capital, (net asset value) (in units) at Dec. 31, 2010				40,362.54			498,484.71			5,908			6,361.06
Partners' capital, (net asset value) (in units) at Dec. 31, 2010			3,008.66			427.01			1,025			1,000
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2010		$ 1,488.66	$ 1,488.66	$ 1,488.66	$ 1,270.86	$ 1,270.86	$ 1,270.86	$ 1,024.92	$ 1,024.92	$ 1,024.92	$ 1,019.79	$ 1,019.79	$ 1,019.79
Increase (Decrease) in Partners' Capital
Contributions	170,487,033									720,924			11,708,655
Contributions (in units)										717.2			11,940.41
Redemptions	(138,060,068)			(11,178,065)			(92,951,924)			(1,398,274)			(1,641,857)
Redemptions (in units)				(8,242.73)			(79,315.6)			(1,414.36)			(1,766.55)
Net income (loss)	(125,497,544)		(580,138)	(7,286,031)		(73,367)	(79,867,014)		(115,511)	(624,412)		(116,730)	(1,621,694)
Partners' capital, (net asset value) at Dec. 31, 2011		41,622,105		41,622,105	460,685,410		460,685,410	4,753,458		4,753,458	14,932,071		14,932,071
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		3,898,734	3,898,734		469,305	469,305		935,031	935,031		903,063	903,063
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		32,119.81		32,119.81	419,169.11		419,169.11	5,210.84		5,210.84	16,534.92		16,534.92
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		3,008.66	3,008.66		427.01	427.01		1,025	1,025		1,000	1,000
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2011		$ 1,295.84	$ 1,295.84	$ 1,295.84	$ 1,099.04	$ 1,099.04	$ 1,099.04	$ 912.23	$ 912.23	$ 912.23	$ 903.06	$ 903.06	$ 903.06
Increase (Decrease) in Partners' Capital
Contributions	45,591,226									349,150			1,014,958
Contributions (in units)										369.93			1,127.13
Redemptions	(165,751,164)		(650,000)	(8,223,133)		(461,824)	(105,075,179)			(1,057,043)			(4,379,910)
Redemptions (in units)			(508.88)	(6,412.48)		(427.01)	(96,911.8)			(1,185.11)			(4,868.53)
Net income (loss)	(41,942,203)		(208,081)	(2,129,332)		(7,481)	(25,306,440)		(37,033)	(194,549)		(38,461)	(505,812)
Partners' capital, (net asset value) at Dec. 31, 2012		31,269,640		31,269,640	330,303,791		330,303,791	3,851,016		3,851,016	11,061,307		11,061,307
Partners' capital, (net asset value) at Dec. 31, 2012	636,740,050
Partners' capital, (net asset value) at Dec. 31, 2012		$ 3,040,653	$ 3,040,653					$ 897,998	$ 897,998		$ 864,602	$ 864,602
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		25,707.33		25,707.33	322,257.31		322,257.31	4,395.66		4,395.66	12,793.52		12,793.52
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		2,499.78	2,499.78					1,025	1,025		1,000	1,000
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2012		$ 1,216.37	$ 1,216.37	$ 1,216.37	$ 1,024.97	$ 1,024.97	$ 1,024.97	$ 876.1	$ 876.1	$ 876.1	$ 864.6	$ 864.6	$ 864.6

Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Global Class) (USD $)	Total	Global 1 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 2 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 3 Class	Global 3 Class General Partner	Global 3 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2009				$ 3,213,581			$ 6,993,517			$ 37,894,437
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			999,554			676,076			469,821
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				3,358.6			7,333.83			40,328.6
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			1,044.66			708.97			500
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2009		$ 956.82			$ 953.6			$ 939.64
Increase (Decrease) in Partners' Capital
Contributions	132,783,295			6,873,217		435,000	11,189,495			108,514,458
Contributions (in units)				7,451.07		472.09	12,167.82			120,956.3
Redemptions	(102,663,358)			(626,330)			(808,314)			(4,556,328)
Redemptions (in units)				(676.29)			(870.25)			(5,014.17)
Net income (loss)	30,522,335		28,784	514,580		44,022	847,074		3,188	5,982,323
Partners' capital, (net asset value) at Dec. 31, 2010				9,975,048			18,221,772			147,834,890
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010			1,028,338			1,155,098			473,009
Partners' capital, (net asset value) (in units) at Dec. 31, 2010				10,133.38			18,631.4			156,270.73
Partners' capital, (net asset value) (in units) at Dec. 31, 2010			1,044.66			1,181.06			500
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2010		$ 984.38	$ 984.38	$ 984.38	$ 978.01	$ 978.01	$ 978.01	$ 946.02	$ 946.02	$ 946.02
Increase (Decrease) in Partners' Capital
Contributions	170,487,033		300,000	6,017,541		749,000	14,686,484			136,304,429
Contributions (in units)			328.23	6,323.04		793.64	15,726.1			150,909.69
Redemptions	(138,060,068)			(2,235,243)			(3,443,558)			(25,211,147)
Redemptions (in units)				(2,439.31)			(3,770.96)			(29,316.17)
Net income (loss)	(125,497,544)		(127,962)	(1,501,634)		(193,575)	(2,970,021)		(61,711)	(30,357,744)
Partners' capital, (net asset value) at Dec. 31, 2011		12,255,712		12,255,712	26,494,677		26,494,677	228,570,428		228,570,428
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		1,200,376	1,200,376		1,710,523	1,710,523		411,298	411,298
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		14,017.11		14,017.11	30,586.54		30,586.54	277,864.25		277,864.25
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		1,372.89	1,372.89		1,974.7	1,974.7		500	500
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2011		$ 874.34	$ 874.34	$ 874.34	$ 866.22	$ 866.22	$ 866.22	$ 822.6	$ 822.6	$ 822.6
Increase (Decrease) in Partners' Capital
Contributions	45,591,226			3,520,351			4,373,822			36,332,945
Contributions (in units)				3,970.66			4,988.2			44,315.45
Redemptions	(165,751,164)			(4,882,572)			(6,623,424)		(406,616)	(33,991,463)
Redemptions (in units)				(5,538.17)			(7,644.09)		(500)	(41,657.58)
Net income (loss)	(41,942,203)		(39,564)	(367,077)		(60,688)	(909,373)		(4,682)	(12,133,630)
Partners' capital, (net asset value) at Dec. 31, 2012		10,526,414		10,526,414	23,335,702		23,335,702	218,778,280		218,778,280
Partners' capital, (net asset value) at Dec. 31, 2012	636,740,050
Partners' capital, (net asset value) at Dec. 31, 2012		$ 1,160,812	$ 1,160,812		$ 1,649,835	$ 1,649,835
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		12,449.6		12,449.6	27,930.65		27,930.65	280,522.12		280,522.12
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		1,372.89	1,372.89		1,974.7	1,974.7		0
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2012		$ 845.52	$ 845.52	$ 845.52	$ 835.49	$ 835.49	$ 835.49	$ 779.9	$ 779.9	$ 779.9

Nature of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Nature of Business and Significant Accounting Policies
Nature of Business and Significant Accounting Policies

Note 1.  Nature of Business and Significant Accounting Policies

Nature of business: Grant Park Futures Fund Limited Partnership (the “Partnership”) was organized as a limited partnership under Illinois law in August 1988 and will continue until December 31, 2027, unless terminated sooner as provided for in its Limited Partnership Agreement. As a commodity investment pool, the Partnership is subject to the regulations of the Commodity Futures Trading Commission (“CFTC”), an agency of the United States (U.S.) government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of the various commodity exchanges where the Partnership executes transactions. Additionally, the Partnership is subject to the requirements of futures commission merchants (“FCMs”) and interbank and other market makers through which the Partnership trades. The Partnership is a registrant with the Securities and Exchange Commission (“SEC”), and, accordingly is subject to the regulatory requirements under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

The Partnership engages in the speculative trading of futures and forward contracts for commodities, financial instruments or currencies, any rights pertaining thereto and any options thereon, or on physical commodities, equities, listed options, and broad based exchange-traded funds. The Partnership may also engage in hedge, arbitrage and cash trading of commodities and futures.

The Partnership is a multi-advisor pool that carries out its purpose through trading by independent professional commodity trading advisors retained by Dearborn Capital Management, L.L.C. (the “General Partner”), the Partnership and, the Partnership’s subsidiary limited liability trading companies (each, a “Trading Company” and collectively, the “Trading Companies”). The Trading Companies were set up to, among other things, segregate risk by commodity trading advisor. Effectively, this structure isolates one trading advisor from another and any losses from one Trading Company will not carry over to the other Trading Companies. The following is a list of the Trading Companies, for which the Partnership is the sole member and all of which were organized as Delaware limited liability companies:

GP 1, LLC (“GP 1”)   GP 6, LLC (“GP 6”)   GP 10, LLC (“GP 10”)   GP 15, LLC (“GP 15”)

GP 3, LLC (“GP 3”)   GP 7, LLC (“GP 7”)   GP 11, LLC (“GP 11”)   GP 16, LLC (“GP 16”)

GP 4, LLC (“GP 4”)   GP 8, LLC (“GP 8”)   GP 12, LLC (“GP 12”)   GP 17, LLC (“GP 17”)

GP 5, LLC (“GP 5”)   GP 9, LLC (“GP 9”)   GP 14, LLC (“GP 14”)   GP 18, LLC (“GP 18”)

There were no assets allocated to GP 6, GP 11 or GP 18 as of December 31, 2012.

Additionally, GP Cash Management, LLC was created as a Delaware limited liability company to collectively manage and invest excess cash not required to be held at clearing brokers. The members of GP Cash Management, LLC are the Trading Companies.

Classes of interests: The Partnership has seven classes of limited partner interests (each, a “Class” and collectively, the “Interests”), Class A, Class B, Legacy 1 Class, Legacy 2 Class, Global Alternative Markets 1 (“Global 1”) Class, Global Alternative Markets 2 (“Global 2”) Class and Global Alternative Markets 3 (“Global 3”) Class units.

The Class A and Class B units are outstanding but are no longer offered by the Partnership. Both Class A and Class B units are traded pursuant to identical trading programs and differ only in respect to the brokerage commission payable to the General Partner.

The Legacy 1 Class and Legacy 2 Class units are traded pursuant to trading programs pursuing a technical trend trading philosophy, which is the same trading philosophy used for the Class A and Class B units. The Legacy 1 Class and Legacy 2 Class units differ in respect to the General Partner’s brokerage commission and organization and offering costs. The Legacy 1 Class and Legacy 2 Class units are offered only to investors who are represented by approved selling agents who are directly compensated by the investor for services rendered in connection with an investment in the Partnership (such arrangements commonly referred to as “wrap-accounts”).

The Global 1 Class, Global 2 Class and Global 3 Class units are traded pursuant to trading programs pursuing technical trend trading philosophies, as well as pattern recognition philosophies. The Global 1 Class, Global 2 Class and Global 3 Class units differ in respect to the General Partner’s brokerage commission. The Global 1 Class and Global 2 Class units are offered only to investors in wrap-accounts.

The Partnership’s significant accounting policies are as follows:

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) as established by the Financial Accounting Standards Board (“FASB”) to ensure consistent reporting of financial condition and results of operations.

Consolidation: The Partnership is the sole member of each of the Trading Companies. The Trading Companies, in turn, are the only members of GP Cash Management, LLC. The Partnership presents consolidated financial statements, which include the accounts of the Trading Companies and GP Cash Management, LLC. All material inter-company accounts and transactions are eliminated in consolidation.

Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents: Cash and cash equivalents may include cash, overnight investments, commercial paper, U.S. treasury bills and short-term investments in interest-bearing demand deposits with banks and cash managers with original maturities of three months or less at the date of acquisition.

Valuation of investments: All investments are used for trading purposes and recorded at their estimated fair value, as described in Note 2.

Investment transactions, investment income and expenses:  Futures contracts, forward contracts, options on futures and forward contracts, investments in equity securities, exchange-traded funds and equity options are recorded on a trade date basis and realized gains or losses are recognized when contracts/positions are liquidated. Unrealized gains or losses on open contracts/positions (the difference between contract trade price and market price) or securities are reported in the consolidated statement of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210-20, Balance Sheet, Offsetting. Any change in net unrealized gain or loss from the preceding period is reported in the consolidated statement of operations. Interest income and expense is recognized under the accrual basis. Dividend income and expense is recognized on the ex-dividend date.

Commissions: Commissions and other trading fees are reflected separately in the consolidated statement of operations.

Redemptions payable: Pursuant to the provisions of FASB ASC 480, Distinguishing Liabilities from Equity, redemptions approved by the General Partner prior to month end with a fixed effective date and fixed amount are recorded as redemptions payable as of month end.

Income taxes: No provision for income taxes has been made in these consolidated financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the provisions of ASC 740, Income Taxes.  FASB guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year.   For the year ended December 31, 2012, management has determined that there are no material uncertain income tax positions and, accordingly, has not recorded a liability.  The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2009.

Organization and offering costs: All expenses incurred in connection with the organization and the ongoing public offering of partnership interests are paid by the General Partner and are reimbursed to the General Partner by the Partnership. This reimbursement is made monthly. In its discretion, the General Partner may require the Partnership to reimburse the General Partner in any subsequent calendar year for amounts that exceed the limits in Note 5 in any calendar year, provided that the maximum amount reimbursed by the Partnership will not exceed the overall limit. Amounts reimbursed by the Partnership with respect to ongoing public offering expenses are charged to expense from operations at the time of reimbursement or accrual. Any amounts reimbursed by the Partnership with respect to organizational expenses are expensed at the time the reimbursement is incurred or accrued. If the Partnership terminates prior to completion of payment of the calculated amounts to the General Partner, the General Partner will not be entitled to any additional payments, and the Partnership will have no further obligation to the General Partner. At December 31, 2012 and 2011, all organization and offering costs incurred by the General Partner have been reimbursed.

Foreign currency transactions: The Partnership’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the consolidated statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income currently.

The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Statement of cash flows: The Partnership has elected not to provide statements of cash flows as permitted by FASB ASC 230, Statement of Cash Flows. The Partnership noted that as of and for the years ended December 31, 2012, 2011 and 2010, substantially all investments were highly liquid, all investments are carried at fair value, the Partnership carried no debt, and the statements of changes in partners’ capital (net asset value) is presented.

Recently adopted accounting pronouncements: In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). This ASU represented the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value” and enhanced disclosure requirements for investments that do not have readily determinable fair values. The Boards concluded the common requirements resulted in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the FASB Codification in this ASU were to be applied prospectively. For public entities, the amendments were effective during interim and annual periods beginning after December 15, 2011. Early application by public entities was not permitted. The Partnership adopted ASU 2011-04 as of January 1, 2012 and the adoption did not have a material impact on its consolidated financial statements.

Recently issued accounting pronouncements:  In December 2011, the FASB issued ASU 2011-11-Balance Sheet (Topic 210) containing new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  Management is currently assessing the impact on its future consolidated financial statements.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

Note 2. Fair Value Measurements

As described in Note 1, the Partnership follows the provisions of FASB ASC 820, Fair Value Measurements and Disclosures. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy. The Partnership utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs.  Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs that are unobservable for the asset or liability. The Partnership does not have any assets classified as Level 3.

The following section describes the valuation techniques used by the Partnership to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Fair value of exchange-traded futures contracts and options on futures contracts are based upon exchange settlement prices. U.S. Government securities, U.S. Government-sponsored enterprise securities and commercial paper are stated at cost plus accrued interest, which approximates fair value based on quoted market prices in an active market. These financial instruments are classified in Level 1 of the fair value hierarchy.

The Partnership values bank deposits, which consist of certificates of deposit, at face value plus accrued interest, which approximates fair value based on prevailing interest rates, and these financial instruments are classified in Level 2 of the fair value hierarchy. The Partnership values forward contracts and options on forward contracts based on third-party quoted dealer values on the Interbank market, and forward contracts and options on forward contracts are classified in Level 2. The Partnership values corporate bonds at cost plus accrued interest, which approximates fair value. Corporate bonds purchased are of a high credit quality and have observable market price quotations. The fair value of corporate bonds is evaluated considering market price quotations of the issuer.  Corporate bonds are classified in Level 2 of the fair value hierarchy. The Partnership believes that the carrying amounts of other assets and liabilities approximate the fair values of such items due to their short maturity or comparable interest rates and are classified as Level 1 of the fair value hierarchy.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. and foreign futures contracts	$2,225,736	$—	$—	$2,225,736
Forward contracts	—	1,444,845	—	1,444,845
Options on forward contracts	—	10,638	—	10,638
Cash and cash equivalents
Bank deposits	—	17,348,124	—	17,348,124
U.S. Commercial paper	183,847,222		—	183,847,222
Securities owned
U.S. Commercial paper	25,782,069	—	—	25,782,069
U.S. Government-sponsored enterprises	266,282,515	—	—	266,282,515
Corporate bonds	—	56,629,696	—	56,629,696
U.S. Government securities	9,985,550	—	—	9,985,550
Total	$488,123,092	$75,433,303	$—	$563,556,395

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 10. See the consolidated condensed schedule of investments for additional detail categorization.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. Government securities	$66,744,630	$—	$—	$66,744,630
U.S. and foreign futures contracts	5,567,077	—	—	5,567,077
Forward contracts	—	2,462,328	—	2,462,328
Options on futures contracts	(4,282)	—	—	(4,282)
Cash and cash equivalents
Bank deposits	—	3,133,349	—	3,133,349
U.S. Commercial paper	264,772,440	—	—	264,772,440
Securities owned
Bank deposits	—	41,037,669	—	41,037,669
U.S. Commercial paper	31,279,645	—	—	31,279,645
U.S. Government-sponsored enterprises	368,449,795	—	—	368,449,795
U.S. Government securities	23,977,327	—	—	23,977,327
Total	$760,786,632	$46,633,346	$—	$807,419,978

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 10. See the consolidated condensed schedule of investments for additional detail categorization.

The Partnership assesses the level of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Partnership’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2 and 3 during the years ended December 31, 2012 and 2011.

Deposits with Brokers	12 Months Ended
Dec. 31, 2012
Deposits with Brokers
Deposits with Brokers

Note 3. Deposits with Brokers

The Partnership, through the Trading Companies, deposits assets with clearing brokers subject to CFTC regulations and various exchange and broker requirements. Margin requirements may be satisfied by the deposit of U.S. Treasury bills, Government-sponsored enterprise securities and/or cash with such clearing brokers. The Partnership earns interest income on its assets deposited with the clearing brokers.

Commodity Trading Advisors	12 Months Ended
Dec. 31, 2012
Commodity Trading Advisors
Commodity Trading Advisors

Note 4. Commodity Trading Advisors

The Partnership, through the Trading Companies, allocates assets to the commodity trading advisors. Each Trading Company has entered into an advisory contract with its own Advisor. The commodity trading advisors are Alder Capital Limited, Amplitude Capital International Limited, Denali Asset Management, LLLP, EMC Capital Management, Inc., Eckhardt Trading Co., Lynx Asset Management AB, Quantitative Investment Management LLC, Rabar Market Research, Inc., Sunrise Capital Partners, LLC, Transtrend B.V., and Winton Capital Management Limited (collectively, the “Advisors”).  On October 31, 2012, Global Advisors Jersey Limited and Welton Investment Corporation were terminated as trading advisors for the Partnership and their assets were reallocated to Lynx Asset Management AB. The Advisors are paid a consulting fee, either monthly or quarterly, ranging from 0 percent to 2 percent per annum of the Partnership’s month-end allocated net assets and a quarterly incentive fee ranging from 20 percent to 26 percent of the new trading profits on the allocated net assets of the Advisor.

General Partner and Related Party Transactions	12 Months Ended
Dec. 31, 2012
General Partner and Related Party Transactions
General Partner and Related Party Transactions

Note 5. General Partner and Related Party Transactions

The General Partner shall at all times, so long as it remains a general partner of the Partnership, own Units in the Partnership: (i) in an amount sufficient, in the opinion of counsel for the Partnership, for the Partnership to be taxed as a partnership rather than as an association taxable as a corporation; and (ii) during such time as the Units are registered for sale to the public, in an amount at least equal to the greater of: (a) 1 percent of all capital contributions of all Partners to the Partnership; or (b) $25,000; or such other amount satisfying the requirements then imposed by the North American Securities Administrators Association, Inc. (NASAA) Guidelines. Further, during such time as the Units are registered for sale to the public, the General Partner shall, so long as it remains a general partner of the Partnership, maintain a net worth (as such term may be defined in the NASAA Guidelines) at least equal to the greater of: (i) 5 percent of the total capital contributions of all partners and all limited partnerships to which it is a general partner (including the Partnership) plus 5 percent of the Units being offered for sale in the Partnership; or (ii) $50,000; or such other amount satisfying the requirements then imposed by the NASAA Guidelines. In no event, however, shall the General Partner be required to maintain a net worth in excess of $1,000,000 or such other maximum amount satisfying the requirements then imposed by the NASAA Guidelines.

Ten percent of the General Partner limited partnership interest in the Partnership is characterized as a general partnership interest. Notwithstanding, the general partnership interest will continue to pay all fees associated with a limited partnership interest.

The Partnership pays the General Partner a monthly brokerage commission, organization and offering costs and operating expenses as presented in the table below:

		Organization and Offering
	Brokerage commission*	Reimbursement*	Operating Expense*
Class A units	7.50%	0.10%	0.25%
Class B units	7.95%	0.30%	0.25%
Legacy 1 Class units	5.00%	0.30%	0.25%
Legacy 2 Class units	5.25%	0.30%	0.25%
Global 1 Class units	4.45%	0.30%	0.25%
Global 2 Class units	4.70%	0.30%	0.25%
Global 3 Class units	6.45%	0.30%	0.25%

*The fees are calculated and payable monthly on the basis of month-end adjusted net assets. “Adjusted net assets” is defined as the month-end net assets of the particular class before accruals for fees and expenses and redemptions.

Included in the total brokerage commission are amounts paid to the clearing brokers for execution and clearing costs, which are reflected in the commissions line of the consolidated statements of operations, and the remaining amounts are management fees paid to the Advisors, compensation to the selling agents and an amount to the General Partner for management services rendered, which are reflected in the brokerage commission line on the consolidated statements of operations. The brokerage commission in the amount of $42,054,211, $52,485,965 and $51,091,552 for the years ended December 31, 2012, 2011 and 2010, respectively, is shown on the consolidated statements of operations.

Ongoing organization and offering costs of the Partnership are paid for by the General Partner and reimbursed by the Partnership.  The organization and offering costs in the amounts of $2,135,464, $2,567,526 and $2,381,437 for the years ended December 31, 2012, 2011 and 2010, respectively, are shown on the consolidated statement of operations.

Operating expenses of the Partnership are paid for by the General Partner and reimbursed by the Partnership. To the extent operating expenses are less than 0.25 percent of the Partnership’s average month-end net assets during the year, the difference may be reimbursed pro rata to record-holders as of December 31 of each year.  The operating expenses in the amounts of $1,847,514, $2,237,117 and $2,042,370 for the years ended December 31, 2012, 2011 and 2010, respectively, are shown on the consolidated statement of operations.

Subscriptions, Redemptions and Allocation of Net Income or Loss	12 Months Ended
Dec. 31, 2012
Subscriptions, Redemptions and Allocation of Net Income or Loss
Subscriptions, Redemptions and Allocation of Net Income or Loss

Note 6. Subscriptions, Redemptions and Allocation of Net Income or Loss

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in earnings of the Partnership until the following January.

In accordance with the Third Amended and Restated Limited Partnership Agreement, net income or loss of the Partnership is allocated to partners according to their respective interests in the Partnership as of the beginning of the month.

Class A, Class B, Legacy 1 Class, Legacy 2 Class, Global 1 Class, Global 2 Class and Global 3 Class Limited Partners have the right to redeem units as of any month-end upon ten (10) days’ prior written notice to the Partnership. The General Partner, however, may permit earlier redemptions in its discretion. Legacy 1 Class, Legacy 2 Class, Global 1 Class, Global 2 Class and Global 3 Class Limited Partners are prohibited from redeeming such units for the three months following the subscription for units. Global 3 Class Limited Partners who redeem their units after the three-month lock-up, but prior to the one-year anniversary of their subscriptions for the redeemed units, will pay the applicable early redemption fee. There are no redemption fees applicable to Legacy 1 Class, Legacy 2 Class, Global 1 Class and Global 2 Class Limited Partners or to Global 3 Class Limited Partners who redeem their units on or after the one-year anniversary of their subscription. Redemptions will be made as of the last day of the month for an amount equal to the net asset value per unit, as defined, represented by the units to be redeemed. The right to obtain redemption is also contingent upon the Partnership’s having property sufficient to discharge its liabilities on the redemption date and may be delayed if the General Partner determines that earlier liquidation of commodity interest positions to meet redemption payments would be detrimental to the Partnership or nonredeeming Limited Partners.

In addition, the General Partner may at any time cause the redemption of all or a portion of any Limited Partner’s units upon fifteen (15) days’ written notice. The General Partner may also immediately redeem any Limited Partner’s units without notice if the General Partner believes that (i) the redemption is necessary to avoid having the assets of the Partnership deemed Plan Assets under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), (ii) the Limited Partner made a misrepresentation in connection with its subscription for the units, or (iii) the redemption is necessary to avoid a violation of law by the Partnership or any Partner.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights
Financial Highlights

Note 7. Financial Highlights

The following financial highlights reflect activity related to the Partnership. Total return is based on the change in value during the period of a theoretical investment made by a limited partner at the beginning of each calendar month during the period and is not annualized. Individual limited partners’ ratios may vary from these ratios based on various factors, including but not limited to the timing of capital transactions.

	2012	2011	2010

Total return — Class A Units	(6.13)%	(12.95)%	4.45%
Total return — Class B Units	(6.74)%	(13.52)%	3.80%
Total return — Legacy 1 Class Units	(3.96)%	(11.00)%	6.09%
Total return — Legacy 2 Class Units	(4.26)%	(11.45)%	5.73%
Total return — Global 1 Class Units	(3.30)%	(11.18)%	2.88%
Total return — Global 2 Class Units	(3.55)%	(11.43)%	2.56%
Total return — Global 3 Class Units	(5.19)%	(13.05)%	0.68%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees	6.34%	6.54%	6.75%
Incentive fees	1.23%	0.66%	1.73%
Total expenses	7.57%	7.20%	8.48%
Net investment loss (1)	(6.09)%	(6.18)%	(6.22)%

(1) Excludes incentive fee.

The expense ratios above are computed based upon the weighted average net assets of the limited partners for the years ended December 31, 2012, 2011 and 2010.

The following per unit performance calculations reflect activity related to the Partnership.

			Legacy 1 Class	Legacy 2 Class	Global 1 Class	Global 2 Class	Global 3 Class
	Class A Units	Class B Units	Units	Units	Units	Units	Units
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at December 31, 2009	$1,425.20	$1,224.35	$966.12	$964.54	$956.82	$953.60	$939.64
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	166.28	142.15	118.37	119.78	79.95	78.92	79.73
Expenses net of interest income*	(102.82)	(95.64)	(59.57)	(64.53)	(52.39)	(54.51)	(73.35)
Total income (loss) from operations	63.46	46.51	58.80	55.25	27.56	24.41	6.38
Net asset value per unit at December 31, 2010	1,488.66	1,270.86	1,024.92	1,019.79	984.38	978.01	946.02
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(98.42)	(83.83)	(69.44)	(67.60)	(72.09)	(71.64)	(68.20)
Expenses net of interest income*	(94.40)	(87.99)	(43.25)	(49.13)	(37.95)	(40.15)	(55.22)
Total income (loss) from operations	(192.82)	(171.82)	(112.69)	(116.73)	(110.04)	(111.79)	(123.42)
Net asset value per unit at December 31, 2011	1,295.84	1,099.04	912.23	903.06	874.34	866.22	822.60
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	16.23	14.22	10.83	11.37	11.36	11.07	10.63
Expenses net of interest income*	(95.70)	(88.29)	(46.96)	(49.83)	(40.18)	(41.80)	(53.33)
Total income (loss) from operations	(79.47)	(74.07)	(36.13)	(38.46)	(28.82)	(30.73)	(42.70)
Net asset value per unit at December 31, 2012	$1,216.37	$1,024.97	$876.10	$864.60	$845.52	$835.49	$779.90

* Expenses net of interest income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income and organization and offering costs by the average number of units outstanding during the period. The net realized and change in unrealized gain from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.

Trading Activities and Related Risks	12 Months Ended
Dec. 31, 2012
Trading Activities and Related Risks
Trading Activities and Related Risks

Note 8. Trading Activities and Related Risks

The Partnership, through its Advisors, engages in the speculative trading of a variety of instruments, including U.S. and foreign futures contracts, options on U.S. and foreign futures contracts, forward contracts, and equity options (collectively, derivatives; see Note 10). These derivatives include both financial and nonfinancial contracts held as part of a diversified trading strategy. Additionally, the Partnership’s speculative trading includes equities and exchange-traded funds. The Partnership is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

The purchase and sale of futures and options on futures contracts require margin deposits with FCMs. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM’s proprietary activities. A customer’s cash and other property (for example, U.S. Treasury bills) deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited. The Partnership utilizes Jefferies Bache, LLC, R.J. O’Brien & Associates, LLC, UBS Securities LLC and Newedge USA LLC as its clearing brokers.

The amount of required margin and good faith deposits with the FCMs and interbank market makers usually ranges from 5% to 35% of the Partnership’s net asset value. The fair value of securities held to satisfy such requirements at December 31, 2012 and December 31, 2011 was $0 and $66,744,630, respectively, which was 0% and 8.4% of the net asset value, respectively. The cash deposited with the FCMs and interbank market makers at December 31, 2012 and December 31, 2011 was $94,093,764 and $27,781,186, respectively, which was 14.8% and 3.5% of the net asset value, respectively.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Partnership is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Partnership pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Partnership to potentially unlimited liability; for purchased options the risk of loss is limited to the premiums paid.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership. The counterparty for futures and options on futures contracts traded in the United States and on most non-U.S. futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the nonperformance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearinghouse is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a clearinghouse backed by a group of financial institutions; thus, there likely will be greater counterparty credit risk. The Partnership trades only with those counterparties that it believes to be creditworthy. All positions of the Partnership are valued each day on a mark-to-market basis. There can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to the Partnership.

Securities sold short represent obligations of the Partnership to deliver specific securities and thereby create a liability to purchase these instruments in the open market at prevailing prices. These transactions may result in market risk not reflected in the consolidated statement of financial condition as the Partnership’s ultimate obligation to satisfy its obligation for trading liabilities may exceed the amount reflected in the consolidated statement of financial condition.

The Partnership maintains deposits with high quality financial institutions in amounts that are in excess of federally insured limits; however, the Partnership does not believe it is exposed to any significant credit risk.

On October 31, 2011, the Securities Investor Protection Corporation (“SIPC”) initiated bankruptcy proceedings and the liquidation of MF Global Holdings Ltd., the parent of MF Global Inc. (“MF Global”), one of the clearing brokers of the Partnership at that time.

To mitigate the concerns of the limited partners of the Partnership, and due to the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, on December 16, 2011, the General Partner agreed to purchase from the Partnership all of its rights to or interest in any and all property, claims, foreign secured accounts (and value thereof) and customer segregated accounts (and value thereof) held by the MF Global bankruptcy trustee as of that date (“MF Global Claim”) under the terms of a Transfer of Claim Agreement, as amended.  The total MF Global Claim of approximately $12.4 million was purchased by the General Partner for approximately $7.4 million, which represented the General Partner’s estimate of the net realizable value of the MF Global Claim on December 16, 2011.  The General Partner’s estimate of the value of the MF Global Claim was based on bids to purchase the MF Global Claim which were received from independent third parties. A copy of the Transfer of Claim Agreement was filed as an exhibit to a Current Report of Form 8-K filed with the Securities and Exchange Commission on December 19, 2011.

In addition to purchasing the MF Global Claim, the General Partner elected to make an additional payment to Grant Park of approximately $5 million in order to protect the General Partner’s reputation as general partner and sponsor of the Partnership and the goodwill the General Partner has established over 23 years in such business.  This payment was recorded by the Partnership as a recovery of a loss on bad debts, which offset the loss realized by the Partnership on the MF Global Claim on the date of the sale to the General Partner.  The realized loss of $5 million from the sale of the MF Global Claim and the resulting recovery of $5 million from the payment made by the General Partner are reflected in the operating expenses line on the consolidated statements of operations for the year ended December 31, 2011 and have no effect on the net income (loss) of the Partnership for 2011.

The General Partner has established procedures to actively monitor and minimize market and credit risks. The limited partners bear the risk of loss only to the extent of the fair value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Indemnifications	12 Months Ended
Dec. 31, 2012
Indemnifications
Indemnifications

Note 9. Indemnifications

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments
Derivative Instruments

Note 10. Derivative Instruments

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging. FASB ASC 815 is intended to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows. FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05. It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05. FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements. FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements (see Trading Activities and Related Risks, Note 8).

The Partnership’s business is speculative trading. The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration. The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counter party will not be able to meet its obligations to the Partnership. In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions. As a result, there will likely be greater counterparty credit risk in these transactions. The Partnership trades only with those counterparties that it believes to be creditworthy. Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05. The monthly average futures contracts, forward contracts, options on futures contracts and equity options bought and sold was approximately 7,877 and 7,189 for the years ended December 31, 2012 and 2011, respectively. The following tables summarize the quantitative information required by FASB ASC 815:

Fair Values of Derivative Instruments at December 31, 2012 and 2011

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2012	12/31/2012	Fair Value
Agricultural contracts	$1,010,073	$(846,892)	$163,181
Currencies contracts	12,045,469	(7,703,776)	4,341,693
Energy contracts	1,028,505	(400,364)	628,141
Interest rates contracts	2,816,093	(2,237,432)	578,661
Meats contracts	11,264	(73,450)	(62,186)
Metals contracts	4,252,379	(6,777,973)	(2,525,594)
Soft commodities contracts	745,230	(333,162)	412,068
Stock indices contracts	2,679,422	(2,534,167)	145,255

	$24,588,435	$(20,907,216)	$3,681,219

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2011	12/31/2011	Fair Value
Agricultural contracts	$745,901	$(2,009,329)	$(1,263,428)
Currencies contracts	7,718,062	(2,267,778)	5,450,284
Energy contracts	3,542,499	(978,732)	2,563,767
Interest rates contracts	5,746,860	(1,390,261)	4,356,599
Meats contracts	109,127	(206,166)	(97,039)
Metals contracts	33,643,473	(37,940,473)	(4,297,000)
Soft commodities contracts	1,114,674	(442,639)	672,035
Stock indices contracts	1,071,101	(431,196)	639,905

	$53,691,697	$(45,666,574)	$8,025,123

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Years Ended December 31, 2012, 2011 and 2010

	Years Ended December 31,
Type of Contract	2012*	2011*	2010*

Agriculturals contracts	$(3,869,332)	$(18,592,666)	$17,978,928
Currencies contracts	(4,935,784)	(36,493,518)	25,579,604
Energy contracts	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts	14,926,969	65,198,011	63,389,648
Meats contracts	(1,467,087)	(4,235,895)	161,046
Metals contracts	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts	354,779	(3,246,199)	17,611,921
Stock indices contracts and equity options contracts	34,215,188	(43,401,503)	(15,583,121)

	$22,266,105	$(48,697,841)	$108,540,793

* The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts are included in the realized and change in unrealized gains (loss) from futures and forward trading in the consolidated statement of operations. The gains or losses on derivatives for equity options contracts are included in the realized and unrealized gains (loss) from equities, equity options and exchange-traded funds in the Partnership’s consolidated statements of operations.

Line Item in Consolidated Statement of	For years ended December 31,
Operations	2012*	2011*	2010*

Net gain (loss) from futures and forward trading
Realized	$26,546,796	$(24,697,561)	$86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Total realized and changed in unrealized net gain (loss) from futures and forward trading	22,266,105	(52,618,937)	108,540,793
Net gain (loss) from equity options
Realized	—	3,921,096	—
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	—	3,921,096	—
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$22,266,105	$(48,697,841)	$108,540,793

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition and/or disclosure. Subsequent to December 31, 2012, there were contributions and redemptions totaling approximately $6,350,000 and $11,343,000, respectively.

Effective February 1, 2013, through its respective trading company, Quantica Capital AG was allocated a portion of the Partnership’s net assets to manage.

Nature of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Business and Significant Accounting Policies
Consolidation
Consolidation: The Partnership is the sole member of each of the Trading Companies. The Trading Companies, in turn, are the only members of GP Cash Management, LLC. The Partnership presents consolidated financial statements, which include the accounts of the Trading Companies and GP Cash Management, LLC. All material inter-company accounts and transactions are eliminated in consolidation.

Use of estimates
Use of estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents
Cash and cash equivalents: Cash and cash equivalents may include cash, overnight investments, commercial paper, U.S. treasury bills and short-term investments in interest-bearing demand deposits with banks and cash managers with original maturities of three months or less at the date of acquisition.

Valuation of investments	Valuation of investments: All investments are used for trading purposes and recorded at their estimated fair value, as described in Note 2.
Investment transactions, investment income and expenses
Investment transactions, investment income and expenses:  Futures contracts, forward contracts, options on futures and forward contracts, investments in equity securities, exchange-traded funds and equity options are recorded on a trade date basis and realized gains or losses are recognized when contracts/positions are liquidated. Unrealized gains or losses on open contracts/positions (the difference between contract trade price and market price) or securities are reported in the consolidated statement of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210-20, Balance Sheet, Offsetting. Any change in net unrealized gain or loss from the preceding period is reported in the consolidated statement of operations. Interest income and expense is recognized under the accrual basis. Dividend income and expense is recognized on the ex-dividend date.

Commissions	Commissions: Commissions and other trading fees are reflected separately in the consolidated statement of operations.
Redemptions payable
Redemptions payable: Pursuant to the provisions of FASB ASC 480, Distinguishing Liabilities from Equity, redemptions approved by the General Partner prior to month end with a fixed effective date and fixed amount are recorded as redemptions payable as of month end.

Income taxes

Income taxes: No provision for income taxes has been made in these consolidated financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the provisions of ASC 740, Income Taxes.  FASB guidance requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Partnership’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year.   For the year ended December 31, 2012, management has determined that there are no material uncertain income tax positions and, accordingly, has not recorded a liability.  The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2009.

Organization and offering costs
Organization and offering costs: All expenses incurred in connection with the organization and the ongoing public offering of partnership interests are paid by the General Partner and are reimbursed to the General Partner by the Partnership. This reimbursement is made monthly. In its discretion, the General Partner may require the Partnership to reimburse the General Partner in any subsequent calendar year for amounts that exceed the limits in Note 5 in any calendar year, provided that the maximum amount reimbursed by the Partnership will not exceed the overall limit. Amounts reimbursed by the Partnership with respect to ongoing public offering expenses are charged to expense from operations at the time of reimbursement or accrual. Any amounts reimbursed by the Partnership with respect to organizational expenses are expensed at the time the reimbursement is incurred or accrued. If the Partnership terminates prior to completion of payment of the calculated amounts to the General Partner, the General Partner will not be entitled to any additional payments, and the Partnership will have no further obligation to the General Partner. At December 31, 2012 and 2011, all organization and offering costs incurred by the General Partner have been reimbursed.

Foreign currency transactions

Foreign currency transactions: The Partnership’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the consolidated statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income currently.

The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Statement of cash flows
Statement of cash flows: The Partnership has elected not to provide statements of cash flows as permitted by FASB ASC 230, Statement of Cash Flows. The Partnership noted that as of and for the years ended December 31, 2012, 2011 and 2010, substantially all investments were highly liquid, all investments are carried at fair value, the Partnership carried no debt, and the statements of changes in partners’ capital (net asset value) is presented.

Recently adopted accounting pronouncements
Recently adopted accounting pronouncements: In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). This ASU represented the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value” and enhanced disclosure requirements for investments that do not have readily determinable fair values. The Boards concluded the common requirements resulted in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the FASB Codification in this ASU were to be applied prospectively. For public entities, the amendments were effective during interim and annual periods beginning after December 15, 2011. Early application by public entities was not permitted. The Partnership adopted ASU 2011-04 as of January 1, 2012 and the adoption did not have a material impact on its consolidated financial statements.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. and foreign futures contracts	$2,225,736	$—	$—	$2,225,736
Forward contracts	—	1,444,845	—	1,444,845
Options on forward contracts	—	10,638	—	10,638
Cash and cash equivalents
Bank deposits	—	17,348,124	—	17,348,124
U.S. Commercial paper	183,847,222		—	183,847,222
Securities owned
U.S. Commercial paper	25,782,069	—	—	25,782,069
U.S. Government-sponsored enterprises	266,282,515	—	—	266,282,515
Corporate bonds	—	56,629,696	—	56,629,696
U.S. Government securities	9,985,550	—	—	9,985,550
Total	$488,123,092	$75,433,303	$—	$563,556,395

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. Government securities	$66,744,630	$—	$—	$66,744,630
U.S. and foreign futures contracts	5,567,077	—	—	5,567,077
Forward contracts	—	2,462,328	—	2,462,328
Options on futures contracts	(4,282)	—	—	(4,282)
Cash and cash equivalents
Bank deposits	—	3,133,349	—	3,133,349
U.S. Commercial paper	264,772,440	—	—	264,772,440
Securities owned
Bank deposits	—	41,037,669	—	41,037,669
U.S. Commercial paper	31,279,645	—	—	31,279,645
U.S. Government-sponsored enterprises	368,449,795	—	—	368,449,795
U.S. Government securities	23,977,327	—	—	23,977,327
Total	$760,786,632	$46,633,346	$—	$807,419,978

General Partner and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
General Partner and Related Party Transactions
Schedule of monthly payment made by the Partnership to General Partner for brokerage commission, organization and offering costs and operating expenses

		Organization and Offering
	Brokerage commission*	Reimbursement*	Operating Expense*
Class A units	7.50%	0.10%	0.25%
Class B units	7.95%	0.30%	0.25%
Legacy 1 Class units	5.00%	0.30%	0.25%
Legacy 2 Class units	5.25%	0.30%	0.25%
Global 1 Class units	4.45%	0.30%	0.25%
Global 2 Class units	4.70%	0.30%	0.25%
Global 3 Class units	6.45%	0.30%	0.25%

*The fees are calculated and payable monthly on the basis of month-end adjusted net assets. “Adjusted net assets” is defined as the month-end net assets of the particular class before accruals for fees and expenses and redemptions.

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights
Schedule of financial highlights reflecting total return and relevant ratios to Partnership

	2012	2011	2010

Total return — Class A Units	(6.13)%	(12.95)%	4.45%
Total return — Class B Units	(6.74)%	(13.52)%	3.80%
Total return — Legacy 1 Class Units	(3.96)%	(11.00)%	6.09%
Total return — Legacy 2 Class Units	(4.26)%	(11.45)%	5.73%
Total return — Global 1 Class Units	(3.30)%	(11.18)%	2.88%
Total return — Global 2 Class Units	(3.55)%	(11.43)%	2.56%
Total return — Global 3 Class Units	(5.19)%	(13.05)%	0.68%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees	6.34%	6.54%	6.75%
Incentive fees	1.23%	0.66%	1.73%
Total expenses	7.57%	7.20%	8.48%
Net investment loss (1)	(6.09)%	(6.18)%	(6.22)%

(1) Excludes incentive fee.

Schedule of per unit performance calculations activity related to the Partnership

			Legacy 1 Class	Legacy 2 Class	Global 1 Class	Global 2 Class	Global 3 Class
	Class A Units	Class B Units	Units	Units	Units	Units	Units
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at December 31, 2009	$1,425.20	$1,224.35	$966.12	$964.54	$956.82	$953.60	$939.64
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	166.28	142.15	118.37	119.78	79.95	78.92	79.73
Expenses net of interest income*	(102.82)	(95.64)	(59.57)	(64.53)	(52.39)	(54.51)	(73.35)
Total income (loss) from operations	63.46	46.51	58.80	55.25	27.56	24.41	6.38
Net asset value per unit at December 31, 2010	1,488.66	1,270.86	1,024.92	1,019.79	984.38	978.01	946.02
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(98.42)	(83.83)	(69.44)	(67.60)	(72.09)	(71.64)	(68.20)
Expenses net of interest income*	(94.40)	(87.99)	(43.25)	(49.13)	(37.95)	(40.15)	(55.22)
Total income (loss) from operations	(192.82)	(171.82)	(112.69)	(116.73)	(110.04)	(111.79)	(123.42)
Net asset value per unit at December 31, 2011	1,295.84	1,099.04	912.23	903.06	874.34	866.22	822.60
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	16.23	14.22	10.83	11.37	11.36	11.07	10.63
Expenses net of interest income*	(95.70)	(88.29)	(46.96)	(49.83)	(40.18)	(41.80)	(53.33)
Total income (loss) from operations	(79.47)	(74.07)	(36.13)	(38.46)	(28.82)	(30.73)	(42.70)
Net asset value per unit at December 31, 2012	$1,216.37	$1,024.97	$876.10	$864.60	$845.52	$835.49	$779.90

* Expenses net of interest income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income and organization and offering costs by the average number of units outstanding during the period. The net realized and change in unrealized gain from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2012	12/31/2012	Fair Value
Agricultural contracts	$1,010,073	$(846,892)	$163,181
Currencies contracts	12,045,469	(7,703,776)	4,341,693
Energy contracts	1,028,505	(400,364)	628,141
Interest rates contracts	2,816,093	(2,237,432)	578,661
Meats contracts	11,264	(73,450)	(62,186)
Metals contracts	4,252,379	(6,777,973)	(2,525,594)
Soft commodities contracts	745,230	(333,162)	412,068
Stock indices contracts	2,679,422	(2,534,167)	145,255

	$24,588,435	$(20,907,216)	$3,681,219

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2011	12/31/2011	Fair Value
Agricultural contracts	$745,901	$(2,009,329)	$(1,263,428)
Currencies contracts	7,718,062	(2,267,778)	5,450,284
Energy contracts	3,542,499	(978,732)	2,563,767
Interest rates contracts	5,746,860	(1,390,261)	4,356,599
Meats contracts	109,127	(206,166)	(97,039)
Metals contracts	33,643,473	(37,940,473)	(4,297,000)
Soft commodities contracts	1,114,674	(442,639)	672,035
Stock indices contracts	1,071,101	(431,196)	639,905

	$53,691,697	$(45,666,574)	$8,025,123

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

Schedule of Line Item in Consolidated Statement of Operations

	Years Ended December 31,
Type of Contract	2012*	2011*	2010*

Agriculturals contracts	$(3,869,332)	$(18,592,666)	$17,978,928
Currencies contracts	(4,935,784)	(36,493,518)	25,579,604
Energy contracts	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts	14,926,969	65,198,011	63,389,648
Meats contracts	(1,467,087)	(4,235,895)	161,046
Metals contracts	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts	354,779	(3,246,199)	17,611,921
Stock indices contracts and equity options contracts	34,215,188	(43,401,503)	(15,583,121)

	$22,266,105	$(48,697,841)	$108,540,793

* The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts are included in the realized and change in unrealized gains (loss) from futures and forward trading in the consolidated statement of operations. The gains or losses on derivatives for equity options contracts are included in the realized and unrealized gains (loss) from equities, equity options and exchange-traded funds in the Partnership’s consolidated statements of operations.

Line Item in Consolidated Statement of	For years ended December 31,
Operations	2012*	2011*	2010*

Net gain (loss) from futures and forward trading
Realized	$26,546,796	$(24,697,561)	$86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Total realized and changed in unrealized net gain (loss) from futures and forward trading	22,266,105	(52,618,937)	108,540,793
Net gain (loss) from equity options
Realized	—	3,921,096	—
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	—	3,921,096	—
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$22,266,105	$(48,697,841)	$108,540,793

Nature of Business and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012 class
Classes of interests
Number of classes of limited partner interests	7

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Securities owned	$ 358,679,830	$ 464,744,436
Level 1
Fair Value Measurements
Total	488,123,092	760,786,632
Level 2
Fair Value Measurements
Total	75,433,303	46,633,346
Total
Fair Value Measurements
Total	563,556,395	807,419,978
Recurring basis | Level 1 | U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts		66,744,630
Securities owned	9,985,550	23,977,327
Recurring basis | Level 1 | U.S. and foreign futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	2,225,736	5,567,077
Recurring basis | Level 1 | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts		(4,282)
Recurring basis | Level 1 | U.S. Commercial paper
Fair Value Measurements
Cash and cash equivalents	183,847,222	264,772,440
Securities owned	25,782,069	31,279,645
Recurring basis | Level 1 | U.S. Government-sponsored enterprises
Fair Value Measurements
Securities owned	266,282,515	368,449,795
Recurring basis | Level 2 | Forward Contracts
Fair Value Measurements
Equity in brokers' trading accounts	1,444,845	2,462,328
Recurring basis | Level 2 | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	10,638
Recurring basis | Level 2 | Bank deposits
Fair Value Measurements
Cash and cash equivalents	17,348,124	3,133,349
Securities owned		41,037,669
Recurring basis | Level 2 | Corporate bonds
Fair Value Measurements
Securities owned	56,629,696
Recurring basis | Total | U.S. Government securities
Fair Value Measurements
Equity in brokers' trading accounts		66,744,630
Securities owned	9,985,550	23,977,327
Recurring basis | Total | U.S. and foreign futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	2,225,736	5,567,077
Recurring basis | Total | Forward Contracts
Fair Value Measurements
Equity in brokers' trading accounts	1,444,845	2,462,328
Recurring basis | Total | Options on futures contracts
Fair Value Measurements
Equity in brokers' trading accounts	10,638	(4,282)
Recurring basis | Total | Bank deposits
Fair Value Measurements
Cash and cash equivalents	17,348,124	3,133,349
Securities owned		41,037,669
Recurring basis | Total | U.S. Commercial paper
Fair Value Measurements
Cash and cash equivalents	183,847,222	264,772,440
Securities owned	25,782,069	31,279,645
Recurring basis | Total | U.S. Government-sponsored enterprises
Fair Value Measurements
Securities owned	266,282,515	368,449,795
Recurring basis | Total | Corporate bonds
Fair Value Measurements
Securities owned	$ 56,629,696

Commodity Trading Advisors (Details)	12 Months Ended
Dec. 31, 2012
Low end of the range
Commodity Trading Advisors
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors	0.00%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors	20.00%
High end of the range
Commodity Trading Advisors
Annual percentage of allocated net assets paid as a management fee to commodity trading advisors	2.00%
Percentage of new trading profits on allocated net assets paid as a incentive fee to commodity trading advisors	26.00%

General Partner and Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Partner and Related Party Transactions
Brokerage commission	$ 42,054,211	$ 52,485,965	$ 51,091,552
Organizational and offering costs	2,135,464	2,567,526	2,381,437
Percentage of average month-end net assets as basis for determining operating expense reimbursements	0.25%
Operating expenses	1,847,514	2,237,117	2,042,370
General Partner
General Partner and Related Party Transactions
Minimum ownership of units as a percentage of all capital contributions of all Partners to the Partnership, option one	1.00%
Value of minimum ownership of units, option two	25,000
Percentage of total capital contributions of all partners and all related limited partnerships used in computation of minimum net worth, option one	5.00%
Percentage of Units being offered for sale in the Partnership used in computation of minimum net worth, option one	5.00%
Amount of minimum net worth required to be maintained, option two	50,000
Amount of maximum net worth required to be maintained	$ 1,000,000
Percentage of General Partner limited partnership interest in the entity treated as a general partnership interest	10.00%
General Partner | Class A Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	7.50%
Organization and Offering Reimbursement (as a percent)	0.10%
Operating Expense (as a percent)	0.25%
General Partner | Class B Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	7.95%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Legacy 1 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	5.00%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Legacy 2 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	5.25%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 1 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	4.45%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 2 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	4.70%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%
General Partner | Global 3 Class Units
General Partner and Related Party Transactions
Brokerage commission (as a percent)	6.45%
Organization and Offering Reimbursement (as a percent)	0.30%
Operating Expense (as a percent)	0.25%

Subscriptions, Redemptions and Allocation of Net Income or Loss (Details) (Limited Partners)	12 Months Ended
Dec. 31, 2012 D
Class A Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Class B Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Legacy 1 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Lock in period for redemption of units following subscription	3
Legacy 2 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Lock in period for redemption of units following subscription	3
Global 1 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Lock in period for redemption of units following subscription	3
Global 2 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Lock in period for redemption of units following subscription	3
Global 3 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Minimum period of holding of units after which no redemption fees are applicable	1
Lock in period for redemption of units following subscription	3

Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ratios as a percentage of average net assets:
Expenses prior to incentive fees (as a percent)	6.34%	6.54%	6.75%
Incentive fees (as a percent)	1.23%	0.66%	1.73%
Total expenses (as a percent)	7.57%	7.20%	8.48%
Net investment loss (as a percent)	(6.09%)	(6.18%)	(6.22%)
Class A Units
Financial Highlights
Total return (as a percent)	(6.13%)	(12.95%)	4.45%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	1,295.84	1,488.66	1,425.2
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	16.23	(98.42)	166.28
Expenses net of interest and dividend income (in dollars per unit)	(95.7)	(94.4)	(102.82)
Total income (loss) from operations (in dollars per unit)	(79.47)	(192.82)	63.46
Net asset value per unit at end of period (in dollars per unit)	1,216.37	1,295.84	1,488.66
Class B Units
Financial Highlights
Total return (as a percent)	(6.74%)	(13.52%)	3.80%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	1,099.04	1,270.86	1,224.35
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	14.22	(83.83)	142.15
Expenses net of interest and dividend income (in dollars per unit)	(88.29)	(87.99)	(95.64)
Total income (loss) from operations (in dollars per unit)	(74.07)	(171.82)	46.51
Net asset value per unit at end of period (in dollars per unit)	1,024.97	1,099.04	1,270.86
Legacy 1 Class Units
Financial Highlights
Total return (as a percent)	(3.96%)	(11.00%)	6.09%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	912.23	1,024.92	966.12
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	10.83	(69.44)	118.37
Expenses net of interest and dividend income (in dollars per unit)	(46.96)	(43.25)	(59.57)
Total income (loss) from operations (in dollars per unit)	(36.13)	(112.69)	58.8
Net asset value per unit at end of period (in dollars per unit)	876.1	912.23	1,024.92
Legacy 2 Class Units
Financial Highlights
Total return (as a percent)	(4.26%)	(11.45%)	5.73%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	903.06	1,019.79	964.54
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	11.37	(67.6)	119.78
Expenses net of interest and dividend income (in dollars per unit)	(49.83)	(49.13)	(64.53)
Total income (loss) from operations (in dollars per unit)	(38.46)	(116.73)	55.25
Net asset value per unit at end of period (in dollars per unit)	864.6	903.06	1,019.79
Global 1 Class Units
Financial Highlights
Total return (as a percent)	(3.30%)	(11.18%)	2.88%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	874.34	984.38	956.82
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	11.36	(72.09)	79.95
Expenses net of interest and dividend income (in dollars per unit)	(40.18)	(37.95)	(52.39)
Total income (loss) from operations (in dollars per unit)	(28.82)	(110.04)	27.56
Net asset value per unit at end of period (in dollars per unit)	845.52	874.34	984.38
Global 2 Class Units
Financial Highlights
Total return (as a percent)	(3.55%)	(11.43%)	2.56%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	866.22	978.01	953.6
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	11.07	(71.64)	78.92
Expenses net of interest and dividend income (in dollars per unit)	(41.8)	(40.15)	(54.51)
Total income (loss) from operations (in dollars per unit)	(30.73)	(111.79)	24.41
Net asset value per unit at end of period (in dollars per unit)	835.49	866.22	978.01
Global 3 Class Units
Financial Highlights
Total return (as a percent)	(5.19%)	(13.05%)	0.68%
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at beginning of period (in dollars per unit)	822.6	946.02	939.64
Income (loss) from operations:
Net realized and change in unrealized gain (loss) from trading (in dollars per unit)	10.63	(68.2)	79.73
Expenses net of interest and dividend income (in dollars per unit)	(53.33)	(55.22)	(73.35)
Total income (loss) from operations (in dollars per unit)	(42.7)	(123.42)	6.38
Net asset value per unit at end of period (in dollars per unit)	779.9	822.6	946.02

Trading Activities and Related Risks (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 MF Global	Dec. 16, 2011 MF Global	Dec. 31, 2011 U.S. Treasury bills
Trading Activities and Related Risks
Required margin and good faith deposits with the FCMs and interbank market makers, low end of the range (as a percent)	5.00%
Required margin and good faith deposits with the FCMs and interbank market makers, high end of the range (as a percent)	35.00%
Fair value of securities held to satisfy required margin and good faith deposits with the FCMs and interbank market makers					$ 66,744,630	[1]
Securities held to satisfy required margin and good faith deposits with the FCMs and interbank market makers, as a percentage of net asset value					8.35%	[1]
Cash deposited with FCMs and interbank market makers	94,093,764	27,781,186
Cash deposited with FCMs and interbank market makers, as a percentage of net asset value	14.80%	3.50%
Carrying value of claim purchased by the General Partner				12,400,000
Estimated net realizable value of claim at which it was purchased by the General Partner				7,400,000
Additional payment made by the General Partner to purchase claim in excess of the estimated net realizable value, to protect its reputation			5,000,000
Term of goodwill established by the General Partner in the business of partnership	23 years
Realized loss on sale of claim to the General Partner			5,000,000
Recovery of a loss on bad debts resulting from additional payment received towards the sale of claim			$ 5,000,000

[1]	Pledged as collateral for the trading of futures, forward and options on futures contracts.

Derivative Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Values of Derivative Instruments
Asset Derivatives	$ 24,588,435	$ 53,691,697
Liability Derivatives	(20,907,216)	(45,666,574)
Fair Value	3,681,219	8,025,123
Agricultural contracts
Fair Values of Derivative Instruments
Asset Derivatives	1,010,073	745,901
Liability Derivatives	(846,892)	(2,009,329)
Fair Value	163,181	(1,263,428)
Currencies contracts
Fair Values of Derivative Instruments
Asset Derivatives	12,045,469	7,718,062
Liability Derivatives	(7,703,776)	(2,267,778)
Fair Value	4,341,693	5,450,284
Energy contracts
Fair Values of Derivative Instruments
Asset Derivatives	1,028,505	3,542,499
Liability Derivatives	(400,364)	(978,732)
Fair Value	628,141	2,563,767
Interest rates contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,816,093	5,746,860
Liability Derivatives	(2,237,432)	(1,390,261)
Fair Value	578,661	4,356,599
Meats contracts
Fair Values of Derivative Instruments
Asset Derivatives	11,264	109,127
Liability Derivatives	(73,450)	(206,166)
Fair Value	(62,186)	(97,039)
Metals contracts
Fair Values of Derivative Instruments
Asset Derivatives	4,252,379	33,643,473
Liability Derivatives	(6,777,973)	(37,940,473)
Fair Value	(2,525,594)	(4,297,000)
Soft commodities contracts
Fair Values of Derivative Instruments
Asset Derivatives	745,230	1,114,674
Liability Derivatives	(333,162)	(442,639)
Fair Value	412,068	672,035
Stock indices contracts
Fair Values of Derivative Instruments
Asset Derivatives	2,679,422	1,071,101
Liability Derivatives	(2,534,167)	(431,196)
Fair Value	$ 145,255	$ 639,905

Derivative Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 instrument	Dec. 31, 2011 instrument	Dec. 31, 2010
Derivative Instruments
Margin-to-equity ratio (as a percent)	25.00%
Monthly average number of derivative instruments bought and sold	7,877	7,189
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 22,266,105	$ (48,697,841)	$ 108,540,793
Agricultural contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(3,869,332)	(18,592,666)	17,978,928
Currencies contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(4,935,784)	(36,493,518)	25,579,604
Energy contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	14,926,969	65,198,011	63,389,648
Meats contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(1,467,087)	(4,235,895)	161,046
Metals contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	354,779	(3,246,199)	17,611,921
Stock indices contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 34,215,188	$ (43,401,503)	$ (15,583,121)

Derivative Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$ 22,266,105	$ (48,697,841)	$ 108,540,793
Agricultural contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(3,869,332)	(18,592,666)	17,978,928
Currencies contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(4,935,784)	(36,493,518)	25,579,604
Energy contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	14,926,969	65,198,011	63,389,648
Meats contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(1,467,087)	(4,235,895)	161,046
Metals contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	354,779	(3,246,199)	17,611,921
Stock indices contracts
Net gain (loss) from futures, forward and equity options trading
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	34,215,188	(43,401,503)	(15,583,121)
Futures and Forward Trading
Net gain (loss) from futures, forward and equity options trading
Realized	26,546,796	(24,697,561)	86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	22,266,105	(52,618,937)	108,540,793
Equity Options
Net gain (loss) from futures, forward and equity options trading
Realized		3,921,096
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading		$ 3,921,096

Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events
Redemptions	$ 165,751,164	$ 138,060,068	$ 102,663,358
Contributions	45,591,226	170,487,033	132,783,295
Subsequent event
Subsequent Events
Redemptions	6,350,000
Contributions	$ 11,343,000